General and Administration Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
General and Administration Expenses [Abstract]
Auditors' and accountants' fees	$ 176	$ 263	$ 712
Professional services	502	968	2,142
Salaries, BOD remuneration and other compensation	1,594	1,993	2,210
Directors and Officers Insurance	124	133	137
Other	591	609	1,136
Total	$ 2,987	$ 3,966	$ 6,337